RELATED PARTY TRANSACTIONS (Details) $ in Thousands		3 Months Ended		12 Months Ended
	May. 14, 2015 bbl / d	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 renewal	May. 15, 2015 $ / bbl
Related Party Transaction [Line Items]
Revenue from affiliates | $		$ 32,846	$ 2,182
Number of Contract Renewals | renewal				2
Term of Renewal				5 years
PBF LLC [Member] | Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee | $		$ 2,225
Minimum [Member]
Related Party Transaction [Line Items]
Term of Agreement				7 years
Maximum [Member]
Related Party Transaction [Line Items]
Term of Agreement				10 years
Delaware City Rail Unloading Terminal [Member]
Related Party Transaction [Line Items]
Term of Agreement				7 years
Toledo Truck Unloading Terminal [Member]
Related Party Transaction [Line Items]
Term of Agreement				7 years
Delaware City West Heavy Crude Unloading Rack [Member]
Related Party Transaction [Line Items]
Term of Agreement				7 years
Toledo Storage Facility [Member]
Related Party Transaction [Line Items]
Term of Agreement				10 years
Subsequent Event [Member] | Delaware City Truck Rack [Member] | Refined Clean Product [Member] | PBF Holding Company LLC [Member] | Delaware City Terminaling Services Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity	30,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl					0.462
Subsequent Event [Member] | Delaware City Truck Rack [Member] | LPGs [Member] | PBF Holding Company LLC [Member] | Delaware City Terminaling Services Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity	5,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl					2.52
Subsequent Event [Member] | Delaware City Products Pipeline [Member] | PBF Holding Company LLC [Member] | Delaware City Pipeline Services Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity	50,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment | $ / bbl					0.5266